Cash Dividend - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Nov. 20, 2013	Nov. 13, 2012	Nov. 16, 2011	Sep. 30, 2014	Sep. 30, 2013	Jan. 08, 2014	Dec. 07, 2012	Dec. 15, 2011
Cash dividend declared per ordinary share	$ 0.15	$ 0.12	$ 0.12
Ordinary shares, outstanding				142,752,873	135,532,141	136,409,633	135,409,521	135,565,361
Dividends	$ 20,258	$ 16,056	$ 16,268	$ 20,258	$ 16,056